Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 135,608	$ 124,969
Accumulated depreciation and amortization	(90,190)	(82,127)
Property and equipment, net	45,418	42,842
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,131	1,131
Buildings and Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	49,942	48,457
Machinery, vehicles and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	64,012	57,130
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 20,523	$ 18,251